Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Benefit)/ Provision

The Company’s income tax (benefit)/provision is as follows:

	Years Ended December 31,
	2020	2019
Current	$-	$-
Deferred	(1,958,000)	(738,000)
Change in Valuation Allowance	1,958,000	738,000
Income Tax Benefit	$-	$-

Schedule of Reconciliation of Income Taxes Using Statutory U.S. Income Tax Rate and Benefit from Income Taxes

The reconciliation of income taxes using the statutory U.S. income tax rate and the benefit from income taxes for the years ended December 31, 2020 and 2019 are as follows:

	Years Ended December 31,
	2020	2019

Statutory U.S. Federal Income Tax Rate	(21.0)%	(21.0)%
New Jersey State income taxes, net of U.S. Federal tax effect	(5.1)%	(5.1)%
True-up for prior year deferred tax assets	10.2%	5.9%
Other	4.8%	1.2%
Change in Valuation Allowance	11.1%	19.0%
Net	0.0%	0.0%

Schedule of Deferred Tax Assets and Related Valuation Allowances

The principal components of the deferred tax assets and related valuation allowances as of December 31, 2020 and 2019 are as follows:

	Years Ended December 31,
	2020	2019

Reserves and other	$148,000	$508,000
Net operating loss carry-forwards	21,514,000	19,196,000
Research and development tax credit	455,000	455,000
Valuation Allowance	(22,117,000)	(20,159,000)
Net	$-	$-